INDEBTEDNESS (DETAILS 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Total indebtedness [Abstract]
Total indebtedness	$ 2,064.3	$ 798.5
Current portion of long-term debt	71.8	61.5
Long-term debt	$ 1,992.5	$ 737.0